Equity (Share Capital) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2009 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2009 ILS	Nov. 30, 2007 USD ($)	Dec. 31, 2011 Before Stock Split [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	17,500,000	10,000,000	10,000,000			40,000,000
Ordinary shares, par value per share			0.04		0.04	0.01
Stock split ratio		0.25	0.25
Ordinary shares, shares outstanding	10,629,253	6,310,978	6,310,978					25,243,610
NASDAQ minimum bid requirement, per share	$ 1.00
Treasury stock, shares held by company	180,692	367,810	367,810
Treasury stock, total consideration	$ 6,716	$ 9,455
Stock repurchase program, shares repurchased				11,249
Stock repurchase program, value of shares repurchased				1,700
Warrants outstanding	127,928	204,686	204,686
Exercise price of warrants	1.50
Warrants, contractual term	5 years
Fair value of warrants	$ 370						$ 1